Non-controlling interests and redeemable non-controlling interests - Change in Redeemable non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	$ 12,989	$ 20,859
Net earnings attributable to NCI	(6,298)	(6,902)
Contributions, net of costs	5,000	0
Dividends and distributions declared	(171)	(968)
Closing balance	11,520	12,989
Related Party
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	306,537	306,316
Net earnings attributable to NCI	15,157	10,435
Contributions, net of costs	0	0
Dividends and distributions declared	(13,838)	(10,214)
Closing balance	$ 307,856	$ 306,537